PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	¥ 1,269,908		¥ 1,344,525
Tax recoverable	1,322,332		907,629
Deposits	53,950		33,941
Loans to third parties	40,155		5,787
Staff advances	6,489		2,518
Interest receivables	540		532
Prepaid expenses and other current assets	2,789,573	$ 382,171	2,375,341
Senior managers
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loans to third parties	1,800
Nonrelated Party
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Others	¥ 96,199		¥ 80,409